COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Aug. 07, 2023	Dec. 31, 2022	Oct. 13, 2020	Oct. 06, 2020	Sep. 25, 2020	Sep. 21, 2020	Sep. 15, 2020	Sep. 08, 2020	Sep. 02, 2020	Aug. 18, 2020	Aug. 13, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	Jun. 03, 2020	May 29, 2020	May 28, 2020	May 27, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 07, 2020	May 04, 2020	Apr. 28, 2020	Apr. 01, 2020	Mar. 13, 2020	Feb. 13, 2020
Fair value of warrants issued		$ 30,750
Warrants issued to purchase common stcok		12,300,000
Mike Zaman [Member]
Fair value of warrants issued		$ 25
Original note date		May 01, 2020
Warrants issued to purchase common stcok		1,000,000
Warrants exercise price		$ 0.60
Warrant issuance price		$ 0.000025
Shahram Khial One [Member]
Fair value of warrants issued		$ 1,250										$ 12
Original note date		Jul. 10, 2020
Warrants issued to purchase common stcok		500,000										500,000
Warrants exercise price		$ 0.60										$ 0.60
Warrant issuance price		$ 0.000025
Shahram Khial [Member]
Fair value of warrants issued		$ 1,250																													$ 12
Original note date		Apr. 28, 2020
Warrants issued to purchase common stcok		500,000																													500,000
Warrants exercise price		$ 0.60																													$ 0.60
Warrant issuance price		$ 0.000025																													$ 0.000025
Marvin A Saint-Hilaire [Member]
Fair value of warrants issued		$ 250																							$ 2
Original note date		May 19, 2020
Warrants issued to purchase common stcok		100,000																							100,000
Warrants exercise price		$ 0.60																							$ 0.60
Warrant issuance price		$ 0.000025
Joan R. Saint-Hilaire [Member]
Fair value of warrants issued		$ 250																							$ 2
Original note date		May 19, 2020
Warrants issued to purchase common stcok		100,000																							100,000
Warrants exercise price		$ 0.60																							$ 0.60
Warrant issuance price		$ 0.000025
Arnold F. Sock [Member]
Fair value of warrants issued		$ 1,250																											$ 12
Original note date		May 07, 2020
Warrants issued to purchase common stcok		500,000																											500,000
Warrants exercise price		$ 0.60																											$ 0.60
Warrant issuance price		$ 0.000025
Munti Consulting LLC [Member]
Fair value of warrants issued		$ 25																																$ 25
Original note date		Feb. 13, 2020
Warrants issued to purchase common stcok		1,000,000																																1,000,000
Warrants exercise price		$ 0.60																																$ 0.60
Warrant issuance price		$ 0.000025
Arnulfo Saucedo-Bardan [Member]
Fair value of warrants issued		$ 25																												$ 25
Original note date		May 04, 2020
Warrants issued to purchase common stcok		1,000,000																												1,000,000
Warrants exercise price		$ 0.60																												$ 0.60
Warrant issuance price		$ 0.000025
Rudy Chacon [Member]
Fair value of warrants issued		$ 5																											$ 5
Original note date		May 07, 2020
Warrants issued to purchase common stcok		200,000																											200,000
Warrants exercise price		$ 0.60																											$ 0.60
Warrant issuance price		$ 0.000025
Brett Matus [Member]
Fair value of warrants issued		$ 5																										$ 5
Original note date		May 08, 2020
Warrants issued to purchase common stcok		200,000																										200,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Jacob Colvin [Member]
Fair value of warrants issued		$ 5																										$ 5
Original note date		May 08, 2020
Warrants issued to purchase common stcok		200,000																										200,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Wendell and Sharon Piper [Member]
Fair value of warrants issued		$ 5																								$ 5
Original note date		May 13, 2020
Warrants issued to purchase common stcok		200,000																								200,000
Warrants exercise price		$ 0.60																								$ 0.60
Warrant issuance price		$ 0.000025
Willy Rafael Saint-Hilaire [Member]
Fair value of warrants issued		$ 5																						$ 5
Original note date		May 20, 2020
Warrants issued to purchase common stcok		200,000																						200,000
Warrants exercise price		$ 0.60																						$ 0.60
Warrant issuance price		$ 0.000025
Ybelka Saint Hilaire [Member]
Fair value of warrants issued		$ 5																			$ 5
Original note date		May 29, 2020
Warrants issued to purchase common stcok		200,000																			200,000
Warrants exercise price		$ 0.60																			$ 0.60
Warrant issuance price		$ 0.000025
Roy S Worbets [Member]
Fair value of warrants issued		$ 5														$ 5
Original note date		Jun. 16, 2020
Warrants issued to purchase common stcok		200,000														200,000
Warrants exercise price		$ 0.60														$ 0.60
Warrant issuance price		$ 0.000025
Montse Zaman [Member]
Fair value of warrants issued		$ 25
Original note date		May 01, 2020
Warrants issued to purchase common stcok		1,000,000
Warrants exercise price		$ 0.60
Warrant issuance price		$ 0.000025
Kenneth Cornell Bosket [Member]
Fair value of warrants issued		$ 25
Original note date		Jun. 09, 2020
Warrants issued to purchase common stcok		1,000,000
Warrants exercise price		$ 0.60
Warrant issuance price		$ 0.000025
Related Party [Member]
Fair value of warrants issued		$ 22,750
Warrants issued to purchase common stcok		9,100,000
Pejham Khial [Member]
Fair value of warrants issued		$ 1,250						$ 12
Original note date		Sep. 08, 2020
Warrants issued to purchase common stcok		500,000						500,000
Warrants exercise price		$ 0.60						$ 0.60
Warrant issuance price		$ 0.000025
Monireh Sepahpour [Member]
Fair value of warrants issued		$ 1,250									$ 12
Original note date		Aug. 13, 2020
Warrants issued to purchase common stcok		500,000									500,000
Warrants exercise price		$ 0.60									$ 0.60
Warrant issuance price		$ 0.000025
Elvis E. Saint-Hilaire [Member]
Fair value of warrants issued		$ 5													$ 5
Original note date		Jun. 19, 2020
Warrants issued to purchase common stcok		200,000													200,000
Warrants exercise price		$ 0.60													$ 0.60
Warrant issuance price		$ 0.000025
Violet Gewerter [Member]
Fair value of warrants issued		$ 1,250															$ 12
Original note date		Jun. 12, 2020
Warrants issued to purchase common stcok		500,000															500,000
Warrants exercise price		$ 0.60															$ 0.60
Warrant issuance price		$ 0.000025
Kim Smith [Member]
Fair value of warrants issued		$ 1,250																$ 12
Original note date		Jun. 09, 2020
Warrants issued to purchase common stcok		500,000																500,000
Warrants exercise price		$ 0.60																$ 0.60
Warrant issuance price		$ 0.000025
Hassan M. Oji [Member]
Fair value of warrants issued		$ 750
Original note date		Jun. 08, 2020
Warrants issued to purchase common stcok		300,000																	300,000
Warrants exercise price		$ 0.60																	$ 0.60
Warrant issuance price		$ 0.000025
Jeffery Connell [Member]
Fair value of warrants issued		$ 250																		$ 2
Original note date		Jun. 03, 2020
Warrants issued to purchase common stcok		100,000																		100,000
Warrants exercise price		$ 0.60																		$ 0.60
Warrant issuance price		$ 0.000025
Addicted 2 Marketing LLC [Member]
Fair value of warrants issued		$ 250																														$ 2
Original note date		Apr. 01, 2020
Warrants issued to purchase common stcok		100,000																														100,000
Warrants exercise price		$ 0.60																														$ 0.60
Warrant issuance price		$ 0.000025
BBCKQK Trust Kevin Wiltz [Member]
Fair value of warrants issued		$ 25																															$ 25
Original note date		Mar. 13, 2020
Warrants issued to purchase common stcok		1,000,000																															1,000,000
Warrants exercise price		$ 0.60																															$ 0.60
Warrant issuance price		$ 0.000025
Willy A. Saint-Hilaire [Member]
Fair value of warrants issued		$ 25																															$ 25
Original note date		Mar. 13, 2020
Warrants issued to purchase common stcok		1,000,000																															1,000,000
Warrants exercise price		$ 0.60																															$ 0.60
Warrant issuance price		$ 0.000025
Richard W LeAndro Jr [Member]
Fair value of warrants issued		$ 1,250
Original note date		Sep. 21, 2020
Warrants issued to purchase common stcok		500,000				500,000
Warrants exercise price		$ 0.60				$ 0.60
Warrant issuance price		$ 0.000025
Richard W LeAndro [Member]
Fair value of warrants issued		$ 1,250				$ 12
Original note date		Sep. 21, 2020
Warrants issued to purchase common stcok		500,000				500,000
Warrants exercise price		$ 0.60				$ 0.60
Warrant issuance price		$ 0.000025
Sadegh Salmassi [Member]
Fair value of warrants issued		$ 5																											$ 5
Original note date		May 07, 2020
Warrants issued to purchase common stcok		200,000																											200,000
Warrants exercise price		$ 0.60																											$ 0.60
Warrant issuance price		$ 0.000025
Glen J. Rineer [Member]
Fair value of warrants issued		$ 5																										$ 5
Original note date		May 08, 2020
Warrants issued to purchase common stcok		200,000																										200,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Barry Cohen [Member]
Fair value of warrants issued		$ 5																										$ 5
Original note date		May 08, 2020
Warrants issued to purchase common stcok		200,000																										200,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Malcolm Ziman [Member]
Fair value of warrants issued		$ 5																										$ 5
Original note date		May 08, 2020
Warrants issued to purchase common stcok		200,000																										200,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Brian D. Colvin [Member]
Fair value of warrants issued		$ 25																										$ 25
Original note date		May 08, 2020
Warrants issued to purchase common stcok		1,000,000																										1,000,000
Warrants exercise price		$ 0.60																										$ 0.60
Warrant issuance price		$ 0.000025
Steven A. Fishman [Member]
Fair value of warrants issued		$ 5																								$ 5
Original note date		May 13, 2020
Warrants issued to purchase common stcok		200,000																								200,000
Warrants exercise price		$ 0.60																								$ 0.60
Warrant issuance price		$ 0.000025
James Bobrik [Member]
Fair value of warrants issued		$ 5																					$ 5
Original note date		May 27, 2020
Warrants issued to purchase common stcok		200,000																					200,000
Warrants exercise price		$ 0.60																					$ 0.60
Warrant issuance price		$ 0.000025
Richard R Shehane [Member]
Fair value of warrants issued		$ 5																				$ 5
Original note date		May 28, 2020
Warrants issued to purchase common stcok		200,000																				200,000
Warrants exercise price		$ 0.60																				$ 0.60
Warrant issuance price		$ 0.000025
Mohammad Sadrolashrafi [Member]
Fair value of warrants issued		$ 1,250																									$ 12
Original note date		May 11, 2020
Warrants issued to purchase common stcok		500,000																									500,000
Warrants exercise price		$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025	$ 0.000025
Chris Knudsen [Member]
Fair value of warrants issued		$ 5												$ 5
Original note date		Jun. 30, 2020
Warrants issued to purchase common stcok		200,000												200,000
Warrants exercise price		$ 0.60												$ 0.60
Warrant issuance price		$ 0.000025
Theresa Kitt [Member]
Fair value of warrants issued		$ 5											$ 5
Original note date		Jul. 01, 2020
Warrants issued to purchase common stcok		200,000											200,000
Warrants exercise price		$ 0.60											$ 0.60
Warrant issuance price		$ 0.000025
Nasrin Montazer [Member]
Fair value of warrants issued		$ 1,250
Original note date		Oct. 06, 2020
Warrants issued to purchase common stcok		500,000		500,000
Warrants exercise price		$ 0.60		$ 0.60
Warrant issuance price		$ 0.000025
Monica Shayestehpour [Member]
Fair value of warrants issued		$ 25								$ 25
Original note date		Aug. 18, 2020
Warrants issued to purchase common stcok		1,000,000								1,000,000
Warrants exercise price		$ 0.60								$ 0.60
Warrant issuance price		$ 0.000025
Hongsing Phou [Member]
Fair value of warrants issued		$ 5							$ 5
Original note date		Sep. 02, 2020
Warrants issued to purchase common stcok		200,000							200,000
Warrants exercise price		$ 0.60							$ 0.60
Warrant issuance price		$ 0.000025
Seyed M. Javad [Member]
Fair value of warrants issued		$ 5		$ 12	$ 5
Original note date		Sep. 25, 2020
Warrants issued to purchase common stcok		200,000			200,000
Warrants exercise price		$ 0.60			$ 0.60
Warrant issuance price		$ 0.000025
Salvatore Marasa [Member]
Fair value of warrants issued		$ 5					$ 5
Original note date		Sep. 15, 2020
Warrants issued to purchase common stcok		200,000					200,000
Warrants exercise price		$ 0.60					$ 0.60
Warrant issuance price		$ 0.000025
Jagjit Dhaliwal [Member]
Fair value of warrants issued		$ 25
Original note date		Oct. 13, 2020
Warrants issued to purchase common stcok		1,000,000	1,000,000
Warrants exercise price		$ 0.60	$ 0.60
Warrant issuance price		$ 0.000025
Donald Kitt [Member]
Fair value of warrants issued		$ 5
Original note date		Jul. 01, 2020
Warrants issued to purchase common stcok		200,000
Warrants exercise price		$ 0.60
Warrant issuance price		$ 0.000025
Marjan Tina and Reno Suwarno [Member]
Fair value of warrants issued		$ 25
Original note date		Jan. 03, 2021
Warrants issued to purchase common stcok		1,000,000
Warrants exercise price		$ 0.60
Warrant issuance price		$ 0.000025